Schedule of Contract Asset (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance, June 30, 2026			$ 789,914		$ 789,914
Amortization	$ 100,000			$ 0	400,000	0
Balance, September 30, 2026							789,914
Less: current portion	(516,283)				(516,283)		(516,283)
Total non-current portion	2,194,201				2,194,201		2,581,417
Amortization	(100,000)			$ 0	(400,000)	0
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance, June 30, 2026	1,878,797	$ 1,964,198	2,049,599		2,049,599
Initial recognition as per Second Amended CAA							2,135,000
Amortization	85,401	85,401	85,401				(85,401)
Balance, September 30, 2026	1,793,396	1,878,797	1,964,198		1,793,396		2,049,599
Less: current portion	(300,000)				(300,000)		(341,600)
Total non-current portion	1,500,000				1,500,000		1,707,999
Amortization	(85,401)	(85,401)	(85,401)				85,401
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance, June 30, 2026	960,759	1,004,430	1,048,101		1,048,101
Initial recognition as per Second Amended CAA							1,091,772
Amortization	43,671	43,671	43,671				(43,671)
Balance, September 30, 2026	917,088	960,759	1,004,430		917,088		1,048,101
Less: current portion	(200,000)				(200,000)		(174,683)
Total non-current portion	700,000				700,000		873,418
Amortization	(43,671)	(43,671)	(43,671)				43,671
ASC460 and ASC326 Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance, June 30, 2026	2,839,556	2,968,628	3,097,700		3,097,700
Initial recognition as per Second Amended CAA							3,226,772
Amortization	129,072	129,072	129,072				(129,072)
Balance, September 30, 2026	2,710,484	2,839,556	2,968,628		$ 2,710,484		3,097,700
Less: current portion							(516,283)
Total non-current portion							2,581,417
Amortization	$ (129,072)	$ (129,072)	$ (129,072)				$ 129,072